ACCOUNTS PAYABLE, NON-CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Aircraft and engine maintenance	$ 483,795	$ 347,085
Provision for vacations and bonuses	14,725	12,080
Other sundry liabilities	312	226
Total accounts payable, non-current	$ 498,832	$ 359,391